SUBSEQUENT EVENT	1 Months Ended	4 Months Ended	6 Months Ended	9 Months Ended
	Jun. 30, 2025	Sep. 30, 2025	Jan. 31, 2025	Oct. 31, 2025
SUBSEQUENT EVENT

Note 8 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based on the review, management identified the following subsequent event that would have required adjustment or disclosure in the financial statements.

On February 5, 2025, the Company’s shareholders approved, through a special resolution, to amend its Post-offering Memorandum and Articles of Association to change its fiscal year end from August 31 to January 31. This amendment was filed with the Cayman Islands Registrar of Companies and became effective on February 21, 2025.

Note 11 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date when these financial statements were issued. Based on this review, the Company identified the following subsequent events that would require adjustment or disclosure in the financial statements.

On November 15, 2025, Greenland, Pelican and ThinkEquity entered into a letter agreement (“Letter Agreement”) whereby ThinkEquity will provide advisory services in connection to the Business Combination. Pursuant to Letter Agreement, upon closing of the Business Combination, Pelican will pay ThinkEquity a cash fee (“Placement Fee”) which includes (i) 6% from the financing arranged through ThinkEquity and (ii) 6% of the amount not redeemed from the Trust Account that is facilitated by ThinkEquity efforts.

On November 24, 2025, Pelican Holdco, Inc. issued a promissory note to Greenland in the amount of $200,000 to be used, in part, for merger related transaction costs (the “Promissory Note”). The Promissory Note is unsecured, interest-free and due on the date on which Greenland closes its initial business combination. As of the date the financial statements were issued, approximately $133,000 has been funded under this arrangement.

Additionally, ThinkEquity will receive Pelicans common stock warrants (“Placement Warrants”) which will be equal to 5% of the (i) common shares raised in financing arranged by ThinkEquity including common shares that are not redeemed in the Trust Account via ThinkEquity efforts and (ii) 5% of aggregate proceeds received by Pelican from a debt financing, divided by the ten-day volume weighted average price (“VWAP”) immediately preceding the date of the closing of the financing. The Placement Warrants shall have an exercise price of $10, a term of 5 years and piggy back registration rights.

Greenland Exploration Limited
SUBSEQUENT EVENT

NOTE 6. SUBSEQUENT EVENT

The Company evaluated subsequent events after the balance sheet date up to October 20, 2025, the date that the financial statements were issued. In addition to the disclosures in Note 1 above, subsequent events have been summarized below.

On July 17, 2025, the Company borrowed $15,000 under a promissory note (the “FGF Note”) with Fundamental Global Inc. The FGF Note is non-interest bearing and due at the earlier of (i) January 31, 2026, or (ii) date the Company closes its Business Combination. There was $15,000 outstanding as of October 20, 2025 under the FGF Note.

On August 28, 2025, the Company borrowed $160,000 under a promissory note (the “FGMP Note”) with FG Merchant Partners LP. The FGMP Note is non-interest bearing and due at the earlier of (i) January 31, 2026, or (ii) date the Company closes its Business Combination. There was $160,000 outstanding as of October 20, 2025 under the FGMP Note.

On September 4, 2025, the Company borrowed $100,000 under a promissory note (the “FGMP Note 2”) with FG Merchant Partners LP. The FGMP Note 2 is non-interest bearing and due at the earlier of (i) January 31, 2026, or (ii) date the Company closes its Business Combination. There was $100,000 outstanding as of October 20, 2025 under the FGMP Note 2.

On September 9, 2025, Pelican Merger Sub, a subsidiary of Pelican, borrowed $100,000 from the Company under a promissory note (the “Pelican Note”) with no interest accruing and coming due upon the closing of a repayment/conversion trigger event.

Greenland Exploration Limited
SUBSEQUENT EVENT

NOTE 6. SUBSEQUENT EVENT

The Company evaluated subsequent events after the balance sheet date up to December 30, 2025, the date that the financial statements were issued. Subsequent events have been summarized below.

On October 27, 2025, the Company borrowed $200,000 under a promissory note (the “FGMP Note 3”) with FG Merchant Partners LP. The FGMP Note 3 is non-interest bearing and due at the earlier of (i) March 31, 2026, or (ii) date the Company closes its Business Combination. There was $200,000 outstanding as of December 30, 2025 under the FGMP Note 3.

From October 1, 2025 till December 30, 2025, Company has paid $98,529 in transaction related expenses on behalf of the Pelican pursuant to the Merge Agreement. Company will be reimbursed at the closing of Business Combination.

On November 24, 2025, Pelican Holdco Inc, a subsidiary of Pelican, borrowed $200,000 from the Company under a promissory note (the “Pelican Note 2”) with no interest accruing and coming due upon the closing of a repayment/conversion trigger event. The $98,526 in transaction related expenses that Company has paid on behalf of the Pelican was captured under this Pelican Note 2. As such, Pelican Holdco can draw down $104,470 under the Pelican Note 2. On December 16, 2025, Pelican Holdco Inc. drew $33,990 under Pelican Note 2. There was $132,519 outstanding as of December 30, 2025, under Pelican Note 2.

On November 15, 2025, The Company, Pelican and ThinkEquity entered into a letter agreement (“Letter Agreement”) whereby ThinkEquity will provide advisory services in connection to the Business Combination. Pursuant to Letter Agreement, upon closing of the Business Combination, Pelican will pay ThinkEquity a cash fee (“Placement Fee”) which includes (i) 6% from the financing arranged through ThinkEquity and (ii) 6% of the amount not redeemed from the Trust Account that is facilitated by ThinkEquity efforts.

Additionally, ThinkEquity will receive Pelicans common stock warrants (“Placement Warrants”) which will be equal to 5% of the (i) common shares raised in financing arranged by Thinkequity including common shares that are not redeemed in the Trust Account via ThinkEquity efforts and (ii) 5% of aggregate proceeds received by Pelican from a debt financing, divided by the ten-day volume weighted average price (“VWAP”) immediately preceding the date of the closing of the financing. The Placement Warrants shall have an exercise price of $10, a term of 5 years and piggy back registration rights.